SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Securities Available for Sale

The amortized cost and fair value of securities available for sale with gross unrealized gains and losses are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019:
U.S. Government agencies	$998,826	$—	$(10,233)	$988,593
Mortgage-backed securities
GSE residential	12,387,396	255,334	—	12,642,730
Corporate securities	2,744,330	12,790	(33,571)	2,723,549

	$16,130,552	$268,124	$(43,804)	$16,354,872

December 31, 2018:
U.S. Government agencies	$998,726	$—	$(78,074)	$920,652
Mortgage-backed securities
GSE residential	15,318,322	8,373	(233,618)	15,093,077
Corporate securities	1,462,121	—	(82,121)	1,380,000

	$17,779,169	$8,373	$(393,813)	$17,393,729

Schedule of Contractual Maturities of Amortized Cost and Fair Value of Securities Available for Sale

The amortized cost and fair value of securities available for sale as of December 31, 2019, by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due from five to ten years	$2,244,330	$2,223,549
Due after ten years	1,498,826	1,488,593
Mortgage-backed securities	12,387,396	12,642,730

	$16,130,552	$16,354,872

Schedule of Gross Unrealized Losses and Fair Value of Securities

The following table shows the gross unrealized losses and fair value of securities, aggregated by category and length of time that securities have been in a continuous unrealized loss position.

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
December 31, 2019:
U.S. Government agencies	$—	$—	$(10,233)	$988,593
Corporate securities	—	—	(33,571)	932,500

Total temporarily impaired securities	$—	$—	$(43,804)	$1,921,093

December 31, 2018:
U.S. Government agencies	$—	$—	$(78,074)	$920,652
Mortgage-backed securities
GSE residential	(56,101)	7,844,419	(177,517)	6,271,177
Corporate securities	—	—	(82,121)	880,000

Total temporarily impaired securities	$(56,101)	$7,844,419	$(337,712)	$8,071,829